CAPITAL AND RESERVES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Schedule of Share Capital
	June 30, 2026			December 31, 2025
	Number of Class A shares	Number of Class B shares	$	Number of Class A shares*	Number of Class B shares	$
Issued and fully paid:
Shares
As at the beginning of period/year	45,391	5,000,000	24,825,837	24,065	5,000,000	5,280,406
Issuance of class A shares for business combination	-	-	-	5,600	-	13,376,000
Issuance of class A shares for assets acquisition	-	-	-	2,667	-	5,760,000
Issuance of class A shares to employees (2025 Share incentive plan)	-	-		4,333	-	-
Issuance of class A shares to employees (2024 Share incentive plan)			-	1,487	-	-
Issuance of class A shares to individual consultants	-	-	-	847	-	-
Issuance of class A shares for exercise warrants	23,910	-	714,312	6,349	-	384,188
Issuance of class A shares for conversion of convertible notes	2,545		214,479
Transfer shares from treasury shares	533	-	(337,505)	43	-	25,243
Issuance of shares for At-The-Market Offering	3,129,342	-	18,549,719	-	-	-
Rounding up for reverse share split	43	-	-	-	-	-
As at end of period/year	3,201,764	5,000,000	43,966,842	45,391	5,000,000	24,825,837

*	The Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026 and June 23, 2026.